                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

                     PROSPECTUS SUPPLEMENT -- MAY 1, 2007*

                                                                                                       DATE &
FUND                                                                                                   FORM #
RiverSource Income Builder Basic Income Fund                                                    S-6394-99 C (7/28/06)
RiverSource Income Builder Enhanced Income Fund                                                 S-6394-99 C (7/28/06)
RiverSource Income Builder Moderate Income Fund                                                 S-6394-99 C (7/28/06)
RiverSource Portfolio Builder Aggressive Fund                                                   S-6282-99 F (3/30/07)
RiverSource Portfolio Builder Conservative Fund                                                 S-6282-99 F (3/30/07)
RiverSource Portfolio Builder Moderate Aggressive Fund                                          S-6282-99 F (3/30/07)
RiverSource Portfolio Builder Moderate Conservative Fund                                        S-6282-99 F (3/30/07)
RiverSource Portfolio Builder Moderate Fund                                                     S-6282-99 F (3/30/07)
RiverSource Portfolio Builder Total Equity Fund                                                 S-6282-99 F (3/30/07)

Appendix A, Underlying Funds -- Investment Objectives and Strategies, has been revised as follows:

          UNDERLYING FUNDS                             INVESTMENT OBJECTIVES AND STRATEGIES
                                           The Fund seeks to provide shareholders with total return
                                           from both current income and capital appreciation. The Fund is a diversified mutual fund that invests primarily in
RiverSource                                equity securities. Under normal market conditions, the Fund
Real Estate Fund                           invests at least 80% of its net assets in securities of
                                           companies operating in the real estate industry, including equity securities of real estate investment trusts (REITs), and other real estate related investments.

The rest of this section remains the same.

* Valid until next prospectus update.

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S-6282-4 A (4/07)